SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 2,739,000	$ 3,019,000
Less: Accumulated depreciation		2,335,000	2,386,000
Property and equipment, net	$ 305,000	404,000	633,000
Computer and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 404,000	497,000
Computer and Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average useful life (in years)		5 years
Computer and Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average useful life (in years)		7 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Average useful life (in years)		7 years
Property and equipment, gross		$ 107,000	111,000
Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Average useful life (in years)		7 years
Property and equipment, gross			251,000
Molds and tooling [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 2,228,000	$ 2,160,000
Molds and tooling [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average useful life (in years)		3 years
Molds and tooling [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average useful life (in years)		5 years